PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6:      PROPERTY AND EQUIPMENT, NET

	December 31,
	2013	2012
	$	$
Cost:

Computers and peripheral equipment	375	274
Office furniture and equipment	214	198
Leasehold improvements	43	29
	632	501
Accumulated depreciation:
Computers and peripheral equipment	279	253
Office furniture and equipment	148	143
Leasehold improvements	29	12
	456	408
Depreciated cost	176	93

Depreciation expenses for the years ended December 31, 2013, 2012 and 2011, were $48, $32 and $28, respectively.